Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Goodwill [Line Items]
Goodwill		$ 18,856		$ 26,753
Goodwill Acquired				0
Goodwill Impairment	$ (6,700)			(6,675)		$ 0
Adjustments		781	[1]	(1,222)	[2]
Goodwill		19,637		18,856		26,753
North America [Member]
Goodwill [Line Items]
Goodwill		0		6,675
Goodwill Acquired				0
Goodwill Impairment				(6,675)
Adjustments		0	[1]	0	[2]
Goodwill		0		0		6,675
International [Member]
Goodwill [Line Items]
Goodwill		18,856		20,078
Goodwill Acquired				0
Goodwill Impairment				0
Adjustments		781	[1]	(1,222)	[2]
Goodwill		$ 19,637		$ 18,856		$ 20,078

[1]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $0.8 million for the three months ended March 31, 2025.
[2]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.